Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2024
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Details of Other in the Consolidated Statement of Cash Flow
Details of “Other” within the net cash provided by operating activities section in the consolidated statement of cash flow are as follows:

	Year ended December 31,
	2024	2023
Non-cash employee benefit charges	147	139
Net (gains) losses on foreign exchange and derivative financial instruments	(49)	195
Fair value adjustments (see note 5)	(17)	2
Other	70	(38)
	151	298

Details of Changes in Working Capital and Other Items
Details of “Changes in working capital and other items” within the net cash provided by operating activities section in the consolidated statement of cash flow
are as follows:

	Year ended December 31,
	2024	2023
Trade and other receivables	26	(83)
Prepaid expenses and other current assets	2	51
Payables, accruals and provisions	(144)	(166)
Deferred revenue	64	74
Income taxes (1)	283	642
Other	(55)	(61)
	176	457

(1)	Both periods include current tax liabilities that were recorded on the sale of LSEG shares (see note 9), for which the tax payments are included in investing activities.

Details of Income Taxes Paid
Details of income taxes paid are as follows:

	Year ended December 31,
	2024	2023
Operating activities - continuing operations	(234)	(163)
Investing activities - continuing operations	(317)	(705)
Investing activities - discontinued operations	-	(1)
Total income taxes paid	(551)	(869)